UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi- Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Aerospace and defense (5.3%)

Astronics Corp.(NON)			146,700	$7,292,457

B/E Aerospace, Inc.(NON)			195,000	14,394,900

European Aeronautic Defence and Space Co. NV (France)			292,478	18,634,502

Honeywell International, Inc.			830,300	68,948,112

Precision Castparts Corp.			52,561	11,943,962

United Technologies Corp.			620,900	66,945,438

				188,159,371
Airlines (0.5%)

Delta Air Lines, Inc.(S)			752,400	17,749,116

				17,749,116
Auto components (2.0%)

Johnson Controls, Inc.			1,010,900	41,952,350

TRW Automotive Holdings Corp.(NON)			394,582	28,137,642

				70,089,992
Automobiles (0.5%)

Tesla Motors, Inc.(NON)(S)			88,500	17,117,670

				17,117,670
Beverages (2.5%)

Beam, Inc.			397,604	25,705,099

Brown-Forman Corp. Class B(S)			258,000	17,577,540

Coca-Cola Enterprises, Inc.			868,400	34,918,364

PepsiCo, Inc.			155,500	12,362,250

				90,563,253
Biotechnology (5.4%)

BioMarin Pharmaceuticals, Inc.(NON)(S)			278,400	20,106,048

Celgene Corp.(NON)			298,400	45,932,712

Celldex Therapeutics, Inc.(NON)(S)			172,900	6,125,847

Cubist Pharmaceuticals, Inc.(NON)			451,711	28,706,234

Gentium SpA ADR (Italy)(NON)			124,120	3,367,376

Gilead Sciences, Inc.(NON)(S)			1,036,200	65,114,808

Grifols SA ADR (Spain)(S)			377,700	11,436,756

Vertex Pharmaceuticals, Inc.(NON)			175,879	13,335,146

				194,124,927
Building products (1.2%)

Fortune Brands Home & Security, Inc.			795,000	33,095,850

Owens Corning, Inc.(NON)			240,100	9,118,998

				42,214,848
Capital markets (2.4%)

Charles Schwab Corp. (The)			1,997,000	42,216,580

Greenhill & Co., Inc.(S)			291,300	14,530,044

KKR & Co. LP			672,400	13,837,992

Morgan Stanley			373,500	10,065,825

Virtus Investment Partners, Inc.(NON)			43,216	7,028,650

				87,679,091
Chemicals (2.7%)

Agrium, Inc. (Canada)(S)			101,700	8,545,851

Albemarle Corp.(S)			237,500	14,948,250

Celanese Corp. Ser. A			314,299	16,591,844

Eastman Chemical Co.			76,113	5,929,203

LyondellBasell Industries NV Class A			287,200	21,031,656

Monsanto Co.			279,300	29,150,541

				96,197,345
Commercial banks (0.4%)

Bancorp, Inc. (The)(NON)			761,100	13,486,692

				13,486,692
Commercial services and supplies (1.1%)

KAR Auction Services, Inc.			672,360	18,967,276

MiX Telematics, Ltd. ADR (South Africa)(NON)			290,613	4,301,072

Tyco International, Ltd.			468,290	16,380,784

				39,649,132
Communications equipment (2.0%)

Alcatel-Lucent ADR (France)(NON)(S)			2,185,600	7,715,168

Cisco Systems, Inc.			1,106,500	25,914,230

Polycom, Inc.(NON)			1,086,202	11,861,326

Qualcomm, Inc.			382,135	25,740,614

				71,231,338
Computers and peripherals (5.2%)

Apple, Inc.			241,076	114,932,983

EMC Corp.(S)			1,553,000	39,694,680

NetApp, Inc.(S)			352,100	15,006,502

SanDisk Corp.(S)			293,955	17,493,262

				187,127,427
Construction materials (0.1%)

Eagle Materials, Inc.			49,300	3,596,815

				3,596,815
Containers and packaging (0.3%)

Sealed Air Corp.			431,999	11,746,053

				11,746,053
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)			343,162	12,295,494

				12,295,494
Diversified financial services (1.6%)

Citigroup, Inc.			498,700	24,191,937

CME Group, Inc.			460,000	33,984,800

				58,176,737
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			1,032,606	7,104,329

				7,104,329
Electrical equipment (1.6%)

AMETEK, Inc.			421,100	19,379,022

Eaton Corp PLC			185,046	12,738,567

Schneider Electric SA (France)			309,354	26,161,041

				58,278,630
Energy equipment and services (2.3%)

Dresser-Rand Group, Inc.(NON)			149,600	9,335,040

Halliburton Co.			577,000	27,782,550

McDermott International, Inc.(NON)			1,196,700	8,891,481

Oil States International, Inc.(NON)			147,092	15,218,138

Schlumberger, Ltd.(S)			234,600	20,729,256

				81,956,465
Food and staples retail (1.7%)

Costco Wholesale Corp.			223,900	25,775,368

CVS Caremark Corp.			443,600	25,174,300

Whole Foods Market, Inc.			192,040	11,234,340

				62,184,008
Food products (0.9%)

Hillshire Brands Co.			283,900	8,727,086

Mead Johnson Nutrition Co.			299,271	22,223,864

				30,950,950
Health-care equipment and supplies (2.9%)

Baxter International, Inc.			462,558	30,385,435

Covidien PLC			576,900	35,156,286

GenMark Diagnostics, Inc.(NON)(S)			795,982	9,671,181

Tornier NV (Netherlands)(NON)			315,400	6,096,682

Zimmer Holdings, Inc.			279,800	22,982,772

				104,292,356
Health-care providers and services (1.8%)

Aetna, Inc.			190,200	12,176,604

Catamaran Corp.(NON)			387,324	17,797,538

Emeritus Corp.(NON)			437,116	8,099,759

Express Scripts Holding Co.(NON)			250,600	15,482,068

Premier, Inc. Class A(NON)			19,143	606,833

UnitedHealth Group, Inc.			166,600	11,930,226

				66,093,028
Hotels, restaurants, and leisure (3.1%)

Bloomin' Brands, Inc.(NON)			971,619	22,939,925

Marriott International, Inc. Class A			664,100	27,932,046

Starbucks Corp.			339,100	26,100,527

Wyndham Worldwide Corp.			587,269	35,805,791

				112,778,289
Household durables (0.9%)

PulteGroup, Inc.			967,600	15,965,400

Whirlpool Corp.			103,100	15,097,964

				31,063,364
Independent power producers and energy traders (0.3%)

Calpine Corp.(NON)			611,036	11,872,429

				11,872,429
Industrial conglomerates (0.7%)

Siemens AG (Germany)			193,825	23,352,978

				23,352,978
Insurance (1.4%)

American International Group, Inc.			286,700	13,942,221

Aon PLC			57,600	4,287,744

Hartford Financial Services Group, Inc. (The)(S)			643,800	20,035,056

Prudential PLC (United Kingdom)			670,213	12,488,448

				50,753,469
Internet and catalog retail (4.0%)

Amazon.com, Inc.(NON)			119,500	37,360,480

Bigfoot GmbH (acquired 8/2/13, cost $3,494,932) (Private) (Brazil)(F)(RES)(NON)			159	2,669,506

Ctrip.com International, Ltd. ADR (China)(NON)			224,931	13,142,718

HomeAway, Inc.(NON)(S)			476,800	13,350,400

HSN, Inc.			99,700	5,345,914

Priceline.com, Inc.(NON)			66,490	67,218,066

Zalando GmbH (acquired 9/30/13, cost $6,098,074) (Private) (Germany)(F)(RES)(NON)			136	5,183,519

				144,270,603
Internet software and services (7.4%)

eBay, Inc.(NON)			987,300	55,081,467

Facebook, Inc. Class A(NON)			921,600	46,301,184

Google, Inc. Class A(NON)			137,889	120,778,354

Yahoo!, Inc.(NON)			842,300	27,930,668

Yandex NV Class A (Russia)(NON)			401,500	14,622,630

				264,714,303
IT Services (3.7%)

Cognizant Technology Solutions Corp.(NON)			325,200	26,705,424

Computer Sciences Corp.			509,800	26,377,052

FleetCor Technologies, Inc.(NON)			134,908	14,861,465

Visa, Inc. Class A(S)			334,500	63,922,950

				131,866,891
Life sciences tools and services (1.3%)

PerkinElmer, Inc.			286,100	10,800,275

Thermo Fisher Scientific, Inc.			396,553	36,542,359

				47,342,634
Machinery (1.6%)

Edwards Group, Ltd. ADR (United Kingdom)(NON)			433,926	4,274,171

Joy Global, Inc.(S)			215,000	10,973,600

TriMas Corp.(NON)			636,306	23,734,214

Wabtec Corp.			300,200	18,873,574

				57,855,559
Marine (0.5%)

Kirby Corp.(NON)			206,300	17,855,265

				17,855,265
Media (2.6%)

CBS Corp. Class B			557,100	30,729,636

DISH Network Corp. Class A			162,600	7,318,626

Liberty Global PLC Ser. C (United Kingdom)(NON)			423,400	31,937,062

Viacom, Inc. Class B			298,000	24,906,840

				94,892,164
Metals and mining (0.2%)

Glencore Xstrata PLC (United Kingdom)			1,301,337	7,093,379

				7,093,379
Multiline retail (0.6%)

Dollar General Corp.(NON)			409,191	23,102,924

				23,102,924
Oil, gas, and consumable fuels (3.7%)

Anadarko Petroleum Corp.			215,264	20,017,399

Energy Transfer Equity LP			270,000	17,760,600

EOG Resources, Inc.			108,600	18,383,808

Gulfport Energy Corp.(NON)			293,500	18,883,790

Kodiak Oil & Gas Corp.(NON)			2,244,800	27,072,288

QEP Resources, Inc.			270,822	7,499,061

Scorpio Tankers, Inc. (Monaco)			417,170	4,071,579

Suncor Energy, Inc. (Canada)			480,100	17,166,238

				130,854,763
Paper and forest products (0.6%)

International Paper Co.			450,200	20,168,960

				20,168,960
Personal products (0.5%)

Coty, Inc. Class A(NON)			991,822	16,077,435

				16,077,435
Pharmaceuticals (4.9%)

AbbVie, Inc.			320,000	14,313,600

Actavis PLC(NON)			317,400	45,705,600

Allergan, Inc.			277,800	25,127,010

AstraZeneca PLC ADR (United Kingdom)(S)			233,800	12,141,234

Auxilium Pharmaceuticals, Inc.(NON)			519,500	9,470,485

Eli Lilly & Co.			625,900	31,501,547

Jazz Pharmaceuticals PLC(NON)			60,267	5,542,756

Sanofi ADR (France)(S)			405,600	20,535,528

ViroPharma, Inc.(NON)			292,000	11,475,600

				175,813,360
Real estate investment trusts (REITs) (1.0%)

American Tower Corp. Class A(R)			379,402	28,125,070

Equity Lifestyle Properties, Inc.(R)			241,677	8,258,103

				36,383,173
Real estate management and development (0.5%)

CBRE Group, Inc. Class A(NON)			720,000	16,653,600

				16,653,600
Road and rail (0.5%)

Union Pacific Corp.			107,800	16,745,652

				16,745,652
Semiconductors and semiconductor equipment (3.7%)

Cavium, Inc.(NON)(S)			150,497	6,200,476

Fairchild Semiconductor International, Inc.(NON)			723,900	10,054,971

Himax Technologies, Inc. ADR (Taiwan)(S)			712,765	7,127,650

Lam Research Corp.(NON)			866,077	44,334,482

Magnachip Semiconductor Corp. (South Korea)(NON)			591,465	12,734,241

Micron Technology, Inc.(NON)			1,959,073	34,225,005

Ultratech, Inc.(NON)(S)			53,136	1,610,021

Xilinx, Inc.(S)			310,100	14,531,286

				130,818,132
Software (2.9%)

Electronic Arts, Inc.(NON)			807,700	20,636,735

Oracle Corp.			544,500	18,061,065

QLIK Technologies, Inc.(NON)			337,100	11,542,304

Red Hat, Inc.(NON)			553,200	25,524,648

SS&C Technologies Holdings, Inc.(NON)			554,272	21,117,763

Verint Systems, Inc.(NON)			200,600	7,434,236

				104,316,751
Specialty retail (2.8%)

Bed Bath & Beyond, Inc.(NON)(S)			148,887	11,517,898

Five Below, Inc.(NON)(S)			319,900	13,995,625

Foot Locker, Inc.(S)			324,300	11,006,742

Lowe's Cos., Inc.			623,300	29,675,313

Tile Shop Holdings, Inc.(NON)(S)			343,659	10,134,504

TJX Cos., Inc. (The)			424,844	23,956,953

				100,287,035
Textiles, apparel, and luxury goods (1.5%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			324,500	24,181,740

NIKE, Inc. Class B			214,600	15,588,544

Tumi Holdings, Inc.(NON)			704,300	14,191,645

				53,961,929
Tobacco (2.0%)

Japan Tobacco, Inc. (Japan)			616,200	22,129,162

Philip Morris International, Inc.			567,900	49,174,461

				71,303,623
Trading companies and distributors (0.4%)

WESCO International, Inc.(NON)(S)			192,600	14,739,678

				14,739,678
Wireless telecommunication services (0.1%)

RingCentral, Inc. Class A(NON)			153,000	2,757,063

				2,757,063

Total common stocks (cost $2,916,932,686)				$3,521,760,472

WARRANTS (—%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$1,258,778

Total warrants (cost $1,699,687)				$1,258,778

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	$—

Total convertible preferred stocks (cost $10,451,238)				$—

SHORT-TERM INVESTMENTS (9.5%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)			$342,000	$341,993

U.S. Treasury Bills with an effective yield of 0.11%, July 24, 2014(SEGSF)			278,000	277,857

Putnam Cash Collateral Pool, LLC 0.13%(d)			265,054,820	265,054,820

Putnam Short Term Investment Fund 0.06%(AFF)			73,379,930	73,379,930

Total short-term investments (cost $339,054,369)				$339,054,600

TOTAL INVESTMENTS

Total investments (cost $3,268,137,980)(b)				$3,862,073,850

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	246,552	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTPU2P) of common stocks	$(945,643)
baskets	203,024	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	49,903

Total					$(895,740)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,583,996,305.
(b)	The aggregate identified cost on a tax basis is $3,268,299,689, resulting in gross unrealized appreciation and depreciation of $655,808,957 and $62,034,796 respectively, or net unrealized appreciation of $593,774,161.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,767,580, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$42,026,996	$259,362,246	$228,009,312	$8,149	$73,379,930
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $257,524,417.
The fund received cash collateral of $265,054,820, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $893,405 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $895,740 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $389,833.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$652,006,439	$—	$7,853,025
Consumer staples	271,079,269	—	—
Energy	212,811,228	—	—
Financials	263,132,762	—	—
Health care	587,666,305	—	—
Industrials	476,600,229	—	—
Information technology	890,074,842	—	—
Materials	138,802,552	—	—
Telecommunication services	9,861,392	—	—
Utilities	11,872,429	—	—
Total common stocks	3,513,907,447	—	7,853,025
Convertible preferred stocks	—	—	—
Warrants	1,258,778	—	—
Short-term investments	73,379,930	265,674,670	—

Totals by level	$3,588,546,155	$265,674,670	$7,853,025

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(895,740)	$—

Totals by level	$—	$(895,740)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$1,308,681	$945,643

Total	$1,308,681	$945,643

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$34,200,000
Warrants (number of warrants)	1,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi- Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013